Insurance Coverage (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Operational Risks [Member]
IfrsStatementLineItems [Line Items]
Coverage	Coverage against damage to buildings, facilities, inventory, machinery and equipment, loss of profits.
Amount of coverage	R$ 4,321,206
Transport Of Goods [Member]
IfrsStatementLineItems [Line Items]
Coverage	Coverage of goods in transit and in inventories.
Amount of coverage	R$ 1,191,749
Civil Responsibility [Member]
IfrsStatementLineItems [Line Items]
Coverage	Third party complaints.
Amount of coverage	R$ 487,762